INVENTORY AND DEPOSITS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORY AND DEPOSITS

NOTE 3 – INVENTORY AND DEPOSITS

Inventory and deposits include the following:

	March 31, 2022 (unaudited)	December 31, 2021 (audited)

Inventory – Finished goods	$643,495	$685,854
Inventory deposits	647,147	-
Total Inventory and deposits	$1,290,642	$685,854

Note 3- INVENTORY AND DEPOSITS

Inventory and deposits include the following:

	December 31, 2021	December 31, 2020

Inventory - Finished goods	$685,854	$681,709
Inventory deposits	-	141,164
Total Inventory and deposits	$685,854	$822,873